BETTER 10K - CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 54,203	$ 114,794	$ 194,565	$ 231,220
Marketing and advertising expenses	11,994	49,853	69,021	248,895
Mortgage platform revenue, net
Expenses	51,643	237,370	327,815	700,113
Cash offer program revenue
Expenses	398	217,696	230,144	39,505
Other platform revenue
Expenses	8,626	46,299	59,656	100,075
Related party
General and administrative expenses	33	656	583	1,585
Marketing and advertising expenses			55	575
Related party | Mortgage platform revenue, net
Expenses	$ 395	$ 505	$ 1,940	$ 396